Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 03, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2016